LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

12.	LEASES

The Group has operating leases for offices and factories. The Group recognized ROU assets of RMB44,349 and corresponding current liabilities of RMB34,975 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB10,139, as of December 31, 2022. The weighted average remaining lease term was approximately 1.86 years as of December 31, 2022, and the weighted average discount rate was 4.25% for the year ended December 31, 2022.

For the years ended December 31, 2020, 2021 and 2022, Operating lease expenses were RMB15,465, RMB21,792 and RMB34,596 (including RMB2,127 for short-term leases not capitalized as ROU assets), respectively. The maturities of lease liabilities in accordance with Leases (ASC 842) as of December 31, 2021 and December 31, 2022 were as follows:

As of
December 31, 2021
RMB
2022	30,429
2023	26,071
2024	4,536
2025	3,096
Total lease payment	64,132

As of
December 31, 2022
RMB
2023	36,025
2024	7,145
2025	3,282
Total lease payment	46,452
Less: imputed interest	(1,338)
Present value of minimum operating lease payments	45,114
Less: Current operating lease liabilities	(34,975)
Long-term operating lease liabilities	10,139

Cash paid for amounts included in the measurement of operating lease liabilities for the year ended December 31, 2022 were RMB28,163. Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions for the year ended December 31, 2022 were RMB37,414.